Loans - Recorded Investment in Financing Receivable Modified as TDR Within 12 Month (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) contracts	Dec. 31, 2016 USD ($) contracts	Dec. 31, 2015 USD ($) contracts
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	64	97	67
Recorded Investment | $	$ 1,235	$ 3,798	$ 2,854
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	7	1
Recorded Investment | $		$ 419	$ 1
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	2	5	1
Recorded Investment | $	$ 82	$ 843	$ 626
Commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	0	0
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	0	0
Recorded Investment | $	$ 0
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	0	0
Recorded Investment | $	$ 0
Commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	2	7	3
Recorded Investment | $	$ 117	$ 848	$ 1,005
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	6	15	12
Recorded Investment | $	$ 467	$ 1,201	$ 682
HELOC
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	4	0	1
Recorded Investment | $	$ 194		$ 5
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	1	2
Recorded Investment | $	$ 0	$ 3	$ 101
Leases
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	50	62	47
Recorded Investment | $	$ 375	$ 484	$ 434
Leases
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	0	0
Recorded Investment | $	$ 0